Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 734,125.00
Total Fee Amount	101.38
Total Offset Amount	0.00
Net Fee	$ 101.38
Offering Table N/A
Offset Table N/A	N/A